SHARE CAPITAL (Summary of stock options outstanding and exercisable) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares yr	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	4,564,565
Options exercisable	4,395,815
Exercise Price | $	$ 0.28
Weighted Average Remaining Life of Options | yr	4.06
Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	16,070,029
Ranges of exercise prices for outstanding share options One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	700,000
Options exercisable	531,250
Exercise Price | $	$ 0.45
Weighted Average Remaining Life of Options | yr	4.21
Expiry Date	March 17, 2022
Ranges of exercise prices for outstanding share options One [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	12,295,563
Exercise Price | $	$ 0.4
Weighted Average Remaining Life of Options | yr	0.03
Expiry Date	January 12, 2018
Ranges of exercise prices for outstanding share options two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	219,565
Options exercisable	219,565
Exercise Price | $	$ 0.23
Weighted Average Remaining Life of Options | yr	4.34
Expiry Date	May 4, 2022
Ranges of exercise prices for outstanding share options two [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	3,774,466
Exercise Price | $	$ 0.50
Weighted Average Remaining Life of Options | yr	0.55
Expiry Date	July 21, 2018
Ranges of exercise prices for outstanding share options [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	16,070,029
Exercise Price | $	$ 0.42
Weighted Average Remaining Life of Options | yr	0.16
Ranges of exercise prices for outstanding share options three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	1,100,000
Options exercisable	1,100,000
Exercise Price | $	$ 0.25
Weighted Average Remaining Life of Options | yr	4.71
Expiry Date	September 14, 2022
Ranges of exercise prices for outstanding share options Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	100,000
Options exercisable	100,000
Exercise Price | $	$ 0.25
Weighted Average Remaining Life of Options | yr	4.79
Expiry Date	October 16, 2022
Ranges of exercise prices for outstanding share options Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	600,000
Options exercisable	600,000
Exercise Price | $	$ 0.25
Weighted Average Remaining Life of Options | yr	4.92
Expiry Date	November 29, 2022
Ranges of exercise prices for outstanding share options Six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	695,000
Options exercisable	695,000
Exercise Price | $	$ 0.26
Weighted Average Remaining Life of Options | yr	4.92
Expiry Date	November 30, 2022
Ranges of exercise prices for outstanding share options Seven [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	100,000
Options exercisable	100,000
Exercise Price | $	$ 0.25
Weighted Average Remaining Life of Options | yr	4.94
Expiry Date	December 8, 2022
Ranges of exercise prices for outstanding share options Eight [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding and Exercisable	1,050,000
Options exercisable	1,050,000
Exercise Price | $	$ 0.25
Weighted Average Remaining Life of Options | yr	2.00
Expiry Date	December 31, 2019